Revenues and Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Deferred revenue	[1]	¥ 585,294	¥ 916,510	¥ 1,113,923

[1]	Amounts presented are inclusive of VAT (see VAT in Note 2).